Investments in Real-Estate Related Loans (Details)	3 Months Ended		4 Months Ended	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	May 07, 2021 USD ($)	Dec. 31, 2021 USD ($) extension	Dec. 31, 2020 USD ($)	Jun. 30, 2021 USD ($) a apartmentCommunity realEstateUnit story
Real Estate [Line Items]
Note balance	$ 13,031,000			$ 13,035,000	$ 8,255,000
Net interest income	$ 16,000	$ 0		207,000	198,000
Integra Peaks
Real Estate [Line Items]
Investment allowance					0
Common Equity Investment | Integra Peaks
Real Estate [Line Items]
Investments equity						$ 14,100,000
Dolce B Note
Real Estate [Line Items]
Net interest income			$ 300,000		600,000
Investment allowance				0	$ 0
Dolce B Note | Commercial Mortgage Backed Securities
Real Estate [Line Items]
Notes issued			1,100,000
Face value of note			10,000,000
Note balance			$ 9,300,000
Integra Peaks Mezzanine Loan | Integra Peaks
Real Estate [Line Items]
Net interest income				600,000
Investment owned, balance						$ 19,500,000
Number of real estate units | realEstateUnit						300
Number of elevator serviced apartments | apartmentCommunity						5
Number of stories in elevators | story						4
Area of property | a						12.1
Investment in loan				13,000,000
Fund by co-lender				$ 13,000,000
Interest Rate				12.00%
Number of extensions | extension				2
Term of extension (in years)				1 year
Integra Peaks Mezzanine Loan | Co-Lender | Integra Peaks
Real Estate [Line Items]
Fund by co-lender				$ 6,500,000
Construction Loan | Integra Peaks
Real Estate [Line Items]
Construction loan						$ 42,500,000